Joint venture settlement obligation (Narrative) (Details) - Joint venture settlement obligation [Member] - Captiva [Member]	1 Months Ended
Jun. 22, 2023 CAD ($)
Disclosure of joint ventures [line items]
Amounts payable, related party	$ 5,591,588
Monthly installments payable	116,491
Present value of future payments	$ 3,811,504
Future payments discount rate	13.43%
Accretion	$ 185,587